Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

The movement in convertible Notes payable is as follows:

		Original Amount	Unamortized Discount	Guaranteed Interest Accrued	Net Settlement	December 31, 2018
Opening as of January 1, 2016		$-	$-	$-	$-	$-
Conversion on opening balance	(i)	-	-	-	-	-
Issued: March 9, 2016	(ii)	250,000	-	10,000	-	260,000
Issued: March 9, 2016	(iii)	296,153	-	14,808	(180,908)	130,053
Issued: June 9, 2016	(iv)	87,912	-	4,396	-	92,308
Issued: June 30, 2016	(v)	550,000	(8,956)	22,000	(99,713)	463,331
Issued: April 11, 2017	(vi)	19,167	-	958	-	20,125
Issued: April 11, 2017	(vii)	19,167	-	958	-	20,125
Issued: May 2, 2017	(vi)	14,444	-	722	-	15,166
Issued: May 2, 2017	(vii)	14,444	-	722	-	15,166
Issued: June 1, 2017	(vi)	15,000	-	750	-	15,750
Issued: June 1, 2017	(vii)	15,000	-	750	-	15,750
Issued: August 8, 2017	(vi)	12,778	(566)	639	-	12,851
Issued: August 8, 2017	(vii)	12,778	(567)	639	-	12,851
Issued: September 1, 2017	(vi)	11,667	(725)	584	-	11,526
Issued: November 15, 2017	(vi)	10,278	(996)	514	-	10,294
Issued: November 15, 2017	(vi)	10,278	(994)	514	-	10,295

Ending as of December 31, 2018		$1,339,066	$(11,809)	$58,954	$(280,621)	$1,105,590

Note Conversion: January 9, 2019		$(1,339,066)	$11,809	$(58,954)	$280,621	$(1,105,590)

Ending as of September 30, 2019		-	-	-	-	-

The movement in convertible notes payable is as follows:

		Original amount	Unamortized discount	Guaranteed interest accrued	Net settlement	December 31, 2018	December 31, 2017
Opening as of January 1, 2016		$-	$-	$-	$-	$-	$189,921
Conversion on opening balance	(i)	-	-	-	-	-	(189,921)
Issued: March 9, 2016	(ii)	250,000	-	10,000	-	260,000	260,000
Issued: March 9, 2016	(iii)	296,153	-	14,808	(180,908)	130,053	130,053
Issued: June 9, 2016	(iv)	87,912	-	4,396	-	92,308	92,308
Issued: June 30, 2016	(v)	550,000	(8,956)	22,000	(99,713)	463,331	471,040
Issued: April 11, 2017	(vi)	19,167	-	958	-	20,125	15,983
Issued: April 11, 2017	(vii)	19,167	-	958	-	20,125	15,983
Issued: May 2, 2017	(vi)	14,444	-	722	-	15,166	12,275
Issued: May 2, 2017	(vii)	14,444	-	722	-	15,166	12,277
Issued: June 1, 2017	(vi)	15,000	-	750	-	15,750	12,432
Issued: June 1, 2017	(vii)	15,000	-	750	-	15,750	12,432
Issued: August 8, 2017	(vi)	12,778	(566)	639	-	12,851	10,516
Issued: August 8, 2017	(vii)	12,778	(567)	639	-	12,850	10,515
Issued: September 1, 2017	(vi)	11,667	(725)	584	-	11,526	9,673
Issued: November 15, 2017	(vi)	10,278	(498)	514	-	10,294	7,773
Issued: November 15, 2017	(vii)	10,278	(497)	514	-	10,295	7,774

Ending as of December 31, 2018		$1,339,066	$(11,809)	$58,954	$(280,621)	1,105,590
Ending as of December 31, 2017		$1,339,066	$(44,074)	$58,954	$(272,912)	$-	$1,081,034